Summary of Changes in Allowance for Credit Losses (Details)	12 Months Ended
Dec. 31, 2023 USD ($)
Subsequent Events [Abstract]
Balance-January 1, 2023	$ 107,860
Change in provision for credit losses	(102,112)
Balance-December 31, 2023	$ 5,748